Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended					12 Months Ended
	Oct. 21, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022	May 11, 2020	Dec. 31, 2019	May 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding		98,318,395			101,571,141		98,318,395	101,571,141
Purchase of Teekay Tankers common shares (note 4)
Operating lease right-of-use assets (notes 1 and 9)		$ 42,894			$ 14,257		42,894	14,257
(Loss) gain on bond repurchases							(12,694)	$ 0	$ 1,470
Senior Notes (8.5%) due January 15, 2020
Subsidiary or Equity Method Investee [Line Items]
Debt instrument, principal amount													$ 250,000
Debt Instrument, Repurchase Amount		$ 249,000					249,000
(Loss) gain on bond repurchases							9,200
Petrojarl Foinaven FPSO
Subsidiary or Equity Method Investee [Line Items]
Direct financing lease payments received	$ 11,600						$ 11,600
Thousands of Shares of Common Stock Outstanding
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding		98,318,000			101,571,000		98,318,000	101,571,000	101,109,000			100,784,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Purchase of Teekay Tankers common shares (note 4)		$ 10,000		$ 5,300	$ 4,700	$ 10,000
Share Price				$ 10.82	$ 11.27			$ 11.27
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates			$ 22,800
dilution gain from the acquisition and disposal of interest in subsidiaries and affiliates							$ 5,200	$ 5,700
Sale of Investment, Average Share Price			$ 25.20
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding				500,000	400,000			400,000
Sale of Investment, Number Of Shares			900,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		28.50%			29.80%		28.50%	29.80%
Seapeak
Subsidiary or Equity Method Investee [Line Items]
Limited Partners' Capital Account, Units Issued											10,750,000
Noncontrolling Interest, Ownership Percentage by Parent		0.00%			42.40%		0.00%	42.40%			42.00%
Partners Capital Account, Number of Units Owned by Controlling Interest											36,000,000
Disposition of Partner Capital Account, number of units owned by controlling party										36,000,000
Seapeak | General Partner
Subsidiary or Equity Method Investee [Line Items]
disposition of partner capital account, share price										$ 17.00